Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2013
Prepayments and Other Current Assets
Prepayments and Other Current Assets

5.                        Prepayments and Other Current Assets

The following is a summary of prepayments and other current assets (in thousands):

	December 31,	December 31,
	2012	2013
	RMB	RMB
Guarantee payment made to Blizzard - royalty fees	424,757	374,877
Prepayment for royalties - current portion	257,037	221,921
Interest receivable	182,681	246,178
Prepayments of operational expenses	43,686	73,693
Wangyibao operating funds held by third party online payment settlement service providers	105,735	74,793
Prepayment for sales tax	63,303	77,436
Employee advances	9,892	21,755
Security and rental deposits	8,505	14,438
Other	26,188	39,181
	1,121,784	1,144,272

In accordance with the license agreements of World of Warcraft and StarCraft® II: Wings of Liberty®, the Company made the guarantee payments to Blizzard on behalf of Shanghai EaseNet for the minimum guaranteed royalties as of December 31, 2012 and 2013. The guarantee amounts will be released to the Company when actual royalties are paid by Shanghai EaseNet to Blizzard.

As of December 31, 2012 and 2013, prepayments for royalties representing prepaid royalties based on game cards activated but remaining unconsumed related to operations of games licensed from Blizzard.

In February 2009, the Company launched its Wangyibao online payment platform, through which game players registered for Wangyibao online payment services can deposit money in their accounts and use the accounts to pay for game point cards and other fee-based services and products rendered by the Company.  Account holders may also withdraw money from their accounts at any time, such as to pay for items purchased from other players or when they want the return of their money.  The Company engages certain third party online payment settlement service providers to collect payments from and process withdrawals by customers.  As of December 31, 2012 and 2013, the Company had operating funds held by its third party online payment settlement service providers as shown above.

The amount of employee advances listed above included staff housing loan balances of RMB9.1 million and RMB19.2 million repayable within 12 months from December 31, 2012 and 2013, respectively (see Note 10 (b)). No advances were made directly or indirectly to the Company’s executive officers for their personal benefit for the years ended December 31, 2012 and 2013.